UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    3D Asset Management, Inc.
Address: 111 Founders Plaza
         Suite 1707
         East Hartford, CT  06108

13F File Number:  028-14052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John O'Connor
Title:     President / CCO
Phone:     (860) 291-1998

Signature, Place, and Date of Signing:

 /s/  John O'Connor     East Hartford, CT     July 18, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $252,166 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJUBS CMDT ETN36 06738C778     3661    91120 SH       SOLE                    91120        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176      387     3230 SH       SOLE                     3230        0        0
ISHARES TR                     S&P 500 INDEX    464287200    18980   138792 SH       SOLE                   138792        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1099    28077 SH       SOLE                    28077        0        0
ISHARES TR                     RUSSELL MCP VL   464287473      531    11470 SH       SOLE                    11470        0        0
ISHARES TR                     COHEN&ST RLTY    464287564     6874    87411 SH       SOLE                    87411        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     6737    98760 SH       SOLE                    98760        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     1612    22895 SH       SOLE                    22895        0        0
ISHARES TR                     RUSL 2000 GROW   464287648     7447    81420 SH       SOLE                    81420        0        0
ISHARES TR                     S&P NTL AMTFREE  464288414     7968    72393 SH       SOLE                    72393        0        0
ISHARES TR                     BARCLYS GOVT CR  464288596     6924    60288 SH       SOLE                    60288        0        0
ISHARES TR                     BARCLYS INTER CR 464288638      861     7878 SH       SOLE                     7878        0        0
ISHARES TR                     US PFD STK IDX   464288687     7684   196875 SH       SOLE                   196875        0        0
ISHARES TR                     MSCI VAL IDX     464288877     1559    36720 SH       SOLE                    36720        0        0
ISHARES TR                     BRC 0-5 YR TIP   46429B747    11213   109688 SH       SOLE                   109688        0        0
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105     7182   278909 SH       SOLE                   278909        0        0
POWERSHARES ETF TR II          S&P500 LOW VOL   73937B779    24736   896887 SH       SOLE                   896887        0        0
POWERSHARES ETF TRUST II       SENIOR LN PORT   73936Q769     7402   303603 SH       SOLE                   303603        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    11633   181310 SH       SOLE                   181310        0        0
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706     3770   160991 SH       SOLE                   160991        0        0
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805     3101   128304 SH       SOLE                   128304        0        0
SCHWAB STRATEGIC TR            US REIT ETF      808524847     6899   226593 SH       SOLE                   226593        0        0
SCHWAB STRATEGIC TR            US TIPS ETF      808524870     4433    77255 SH       SOLE                    77255        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425     6657   272510 SH       SOLE                   272510        0        0
SPDR SERIES TRUST              DJ REIT ETF      78464A607     1241    17023 SH       SOLE                    17023        0        0
SPDR SERIES TRUST              BARCL CAP TIPS   78464A656      785    13172 SH       SOLE                    13172        0        0
SPDR SERIES TRUST              BRCLYS INTER ETF 78464A672      296     4832 SH       SOLE                     4832        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      514     6335 SH       SOLE                     6335        0        0
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538      203     3158 SH       SOLE                     3158        0        0
VANGUARD INDEX FDS             SMALL CP ETF     922908751      327     4299 SH       SOLE                     4299        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858      480    12018 SH       SOLE                    12018        0        0
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858      793    25128 SH       SOLE                    25128        0        0
WISDOMTREE TRUST               FUTRE STRAT FD   97717W125     2500    62899 SH       SOLE                    62899        0        0
WISDOMTREE TRUST               DRYFS CURR ETF   97717W133    11078   548966 SH       SOLE                   548966        0        0
WISDOMTREE TRUST               EMG MKTS SMCAP   97717W281     1683    38836 SH       SOLE                    38836        0        0
WISDOMTREE TRUST               EMERG MKTS ETF   97717W315    11642   224702 SH       SOLE                   224702        0        0
WISDOMTREE TRUST               SMLCAP EARN FD   97717W562    19100   355475 SH       SOLE                   355475        0        0
WISDOMTREE TRUST               MDCP EARN FUND   97717W570    33250   594274 SH       SOLE                   594274        0        0
WISDOMTREE TRUST               INTL SMCAP DIV   97717W760     6249   140231 SH       SOLE                   140231        0        0
WISDOMTREE TRUST               INTL MIDCAP DV   97717W778     2675    61071 SH       SOLE                    61071        0        0